Trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Trade receivables
Trade receivables				$ 58,538	$ 38,680
Less: Allowance for doubtful accounts	$ (664)	$ (503)	$ (134)	(1,409)	(664)
Trade receivables, net				$ 57,129	$ 38,016
Allowance for doubtful accounts of trade receivables
Balance at beginning of year	664	503	134
Charge for year	674	173	378
Effect of change in exchange rates	71	(12)	(9)
Balance at end of year	$ 1,409	$ 664	$ 503